UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
  	                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 Ironbound Capital Management LP
Address: 902 Carnegie Center
	 Suite 300
	 Princeton, NJ 08540

13F File Number:	28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger	Princeton, New Jersey	May 13, 2008

Report Type (Check only one.):
	[X]        13F HOLDINGS REPORT.
	[ ]        13F NOTICE.
	[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $717,090

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
INVESCO LTD                    SHS              G491BT108     2436   100000 SH       SOLE                   100000        0        0
BROADCOM CORP                  CL A             111320107    24378  1265100 SH       SOLE                  1265100        0        0
BROADCOM CORP                  CL A             111320107     1831    95000 SH  CALL SOLE                    95000        0        0
CANADIAN NAT RES LTD           COM              136385101    42785   626800 SH       SOLE                   626800        0        0
CHINA FD INC                   COM              169373107      706    22200 SH       SOLE                    22200        0        0
COACH INC                      COM              189754104    24607   816159 SH       SOLE                   816159        0        0
CORNING INC                    COM              219350105    55035  2289300 SH       SOLE                  2289300        0        0
CORNING INC                    COM              219350105     1563    65000 SH  CALL SOLE                    65000        0        0
CROCS INC                      COM              227046109     8735   500000 SH       SOLE                   500000        0        0
DILLARDS INC                   CL A             254067101     2253   130895 SH       SOLE                   130895        0        0
ELECTRONICS FOR IMAGING INC    COM              286082102      574    38500 SH       SOLE                    38500        0        0
FORESTAR REAL ESTATE GROUP I   COM              346233109    34747  1394917 SH       SOLE                  1394917        0        0
GRANITE CONSTR INC             COM              387328107     1308    40000 SH       SOLE                    40000        0        0
GUARANTY FINL GROUP INC        COM              40108N106    21308  2006386 SH       SOLE                  2006386        0        0
ILLINOIS TOOL WKS INC          COM              452308109    37262   772600 SH       SOLE                   772600        0        0
INDIA FD INC                   COM              454089103     1319    29000 SH       SOLE                    29000        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    26069   728800 SH       SOLE                   728800        0        0
INTL PAPER CO                  COM              460146103       76     2811 SH       SOLE                     2811        0        0
JOHNSON & JOHNSON              COM              478160104    42406   653700 SH       SOLE                   653700        0        0
KBR INC                        COM              48242W106     2773   100000 SH       SOLE                   100000        0        0
MARATHON OIL CORP              COM              565849106    34884   765000 SH       SOLE                   765000        0        0
NEXEN INC                      COM              65334H102    54799  1850700 SH       SOLE                  1850700        0        0
NUCOR CORP                     COM              670346105    44939   663410 SH       SOLE                   663410        0        0
PEPSICO INC                    COM              713448108     6628    91800 SH       SOLE                    91800        0        0
PRIDE INTL INC DEL             COM              74153Q102    30756   880000 SH       SOLE                   880000        0        0
QUANEX CORP                    COM              747620102    73766  1425700 SH       SOLE                  1425700        0        0
SL GREEN RLTY CORP             COM              78440X101      815    10000 SH       SOLE                    10000        0        0
ST JOE CO                      COM              790148100    40287   938444 SH       SOLE                   938444        0        0
TALISMAN ENERGY INC            COM              87425E103    39335  2222305 SH       SOLE                  2222305        0        0
TEMPLE INLAND INC              COM              879868107    19235  1512163 SH       SOLE                  1512163        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      565    23100 SH       SOLE                    23100        0        0
TESORO CORP                    COM              881609101     4050   135000 SH       SOLE                   135000        0        0
TIMKEN CO                      COM              887389104    28888   972000 SH       SOLE                   972000        0        0
URS CORP NEW                   COM              903236107     2779    85000 SH       SOLE                    85000        0        0
VOTORANTIM CELULOSE E PAPEL    SPONSORED ADR    92906P106     3193   112000 SH       SOLE                   112000        0        0